Principal Accounting Policies and Related Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Months Segments Classes	Dec. 31, 2011	Dec. 31, 2010
Nature of Operations
Business Segments	4
Major Classes of Crop Protection	3
Cash Equivalents
Cash Equivalent Orginial Maturity Maximum Number of Months	3
Trade receivable, net of allowance [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 27,200,000	$ 21,500,000
Provision for Doubtful Accounts	8,700,000	3,800,000	4,300,000
Investments [Abstract]
Maximum Ownership Percentage for Equity Method Investments	50.00%
Capitalized Interest [Abstract]
Interest Costs Capitalized	7,800,000	6,900,000	7,500,000
Other Assets [Abstract]
Capitalized Computer Software, Net	32,800,000	21,800,000
Goodwill and Intangible Assets [Abstract]
Goodwill, Impairment Loss	0	0	0
Foreign Currency Translation [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	2,500,000	(15,000,000)	(26,000,000)
Maximum [Member]
Goodwill and Intangible Assets [Abstract]
Finite-Lived Intangible Asset, Useful Life	25 years
Minimum [Member]
Goodwill and Intangible Assets [Abstract]
Finite-Lived Intangible Asset, Useful Life	5 years
Land Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	40 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	18 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	10 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	3 years
Accumulated Other Comprehensive Income (Loss)
Foreign Currency Translation [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	$ 2,300,000	$ (14,400,000)	$ (25,600,000)